Revenue Disaggregation of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 2,347	$ 2,249	$ 2,307
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	78	65
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,005	1,114
Contract With Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,083	1,179
Lease Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	130	170
Contingent rents recognised as income, classified as operating lease			$ 247
Derivatives Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	296	165
Government Incentives [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8	16
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	830	719
Canadian Coal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	816	912
Canadian Coal | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	41	38
Canadian Coal | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	354	479
Canadian Coal | Contract With Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	395	517
Canadian Coal | Lease Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	65	68
Canadian Coal | Derivatives Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(17)	(1)
Canadian Coal | Government Incentives [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Canadian Coal | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	373	328
United States Coal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	571	442
United States Coal | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10	9
United States Coal | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
United States Coal | Contract With Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10	9
United States Coal | Lease Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
United States Coal | Derivatives Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	160	115
United States Coal | Government Incentives [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
United States Coal | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	401	318
Canadian Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	209	232
Canadian Gas | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Canadian Gas | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	205	224
Canadian Gas | Contract With Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	205	224
Canadian Gas | Lease Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Canadian Gas | Derivatives Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2	4
Canadian Gas | Government Incentives [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Canadian Gas | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2	4
Australian Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	160	165
Australian Gas | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Australian Gas | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	87	91
Australian Gas | Contract With Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	87	91
Australian Gas | Lease Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	65	68
Australian Gas | Derivatives Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Australian Gas | Government Incentives [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Australian Gas | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8	6
Wind and Solar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	312	282
Wind and Solar | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	27	18
Wind and Solar | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	217	188
Wind and Solar | Contract With Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	244	206
Wind and Solar | Lease Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	27
Wind and Solar | Derivatives Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18	(20)
Wind and Solar | Government Incentives [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8	16
Wind and Solar | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	42	53
Hydro
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	156	156
Hydro | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Hydro | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	142	132
Hydro | Contract With Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	142	132
Hydro | Lease Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	7
Hydro | Derivatives Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Hydro | Government Incentives [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Hydro | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	14	17
Energy Marketing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	129	67
Energy Marketing | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Energy Marketing | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Energy Marketing | Contract With Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Energy Marketing | Lease Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Energy Marketing | Derivatives Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	129	67
Energy Marketing | Government Incentives [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Energy Marketing | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(6)	(7)
Corporate | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Corporate | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Corporate | Contract With Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Corporate | Lease Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Corporate | Derivatives Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4	0
Corporate | Government Incentives [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Corporate | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ (10)	$ (7)